Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

August 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust (811-22555; 333-173967)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (the “Amendment”) of the FlexShares Trust (the “Trust”). The Amendment is being filed pursuant to the Securities Act of 1933, as amended, and the applicable rules thereunder, and the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

The Amendment is being filed to add information and revise disclosure in part to respond to staff comments. Also filed today as correspondence are responses to the staff’s letter dated May 31, 2011, in connection with their review of the initial registration statement on Form N-1A filed on May 5, 2011. The Trust intends to file another pre-effective amendment to add certain other information. As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to me at (312) 569-1167, or in my absence, Diana McCarthy at (215) 998-1146.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Craig R. Carberry, Esq.
Diana McCarthy, Esq.

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